UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [   ]    Amendment Number:  _________
           This Amendment: [     ]   is a restatement.
                           [     ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Talon Capital, LLC
Address:  1001 Farmington Avenue, Suite 200
          West Hartford, CT  06107

Form 13F File Number:  028-11151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      H. Mark Lunenburg
Title:     Member
Phone:     (860) 920-1000

Signature, Place, and Date of Signing:

/s/ H. Mark Lunenburg  West Hartford, CT        August 13, 2008
     [Signature]	 [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:    None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          One*

Form 13F Information Table Entry Total:     54

Form 13F Information Table Value Total:     $76,170 (in thousands)

List of Other Included Managers:

13F No.         Name
028-11150       H. Mark Lunenburg

* Mr. Lunenburg is the Investment Manager of a single investment advisory firm, Talon Capital, LLC, which has investment discretion over the investment portfolios reported herein.

                               Title Of                Value  SH/Prn  SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                   Class        CUSIP   x$1,000   Amt   Prn CALL Discretion Managers  Sole  Shared  None
AES CORP                        Common      00130H105     768  40,000 SH         OTHER                            40,000
AKAMAI TECHNOLOGIES INC         Common      00971T101      87   2,500 SH         OTHER              2,500
ALLEGHENY ENERGY INC            Common      017361106   3,132  62,500 SH         OTHER                            62,500
AMERICAN TOWER CORP              CL A       029912201     106   2,500 SH         OTHER              2,500
AT&T INC                        Common      00206R102   1,179  35,000 SH         OTHER                            35,000
AVISTA CORP                     Common      05379B107   2,597 121,000 SH         OTHER                           121,000
BLACK HILLS CORP                Common      092113109   2,244  70,000 SH         OTHER                            70,000
BUCKEYE PARTNERS LP         UNIT LTD PARTN  118230101     855  20,000 SH         OTHER                            20,000
CENTERPOINT ENERGY INC          Common      15189T107     875  54,500 SH         OTHER                            54,500
CENTRAL VT PUB SVC CORP         Common      155771108     836  43,184 SH         OTHER                            43,184
CLECO CORP NEW                  Common      12561W105   2,158  92,500 SH         OTHER                            92,500
CONSTELLATION ENERGY GROUP      Common      210371100   1,026  12,500 SH         OTHER                            12,500
CORNING INC                     Common      219350105      58   2,500 SH         OTHER              2,500
COSTCO WHSL CORP NEW            Common      22160K105     351   5,000 SH         OTHER              5,000
CROWN CASTLE INTL CORP          Common      228227104      97   2,500 SH         OTHER              2,500
DOMINION RES INC VA NEW         Common      25746U109   4,986 105,000 SH         OTHER                           105,000
EMPIRE DIST ELEC CO             Common      291641108     174   9,400 SH         OTHER                             9,400
ENCORE ACQUISITION CO           Common      29255W100   1,880  25,000 SH         OTHER              7,500         17,500
ENERGY EAST CORP                Common      29266M109     297  12,000 SH  CALL   OTHER                            12,000
ENERGY EAST CORP                Common      29266M109   1,607  65,000 SH         OTHER                            65,000
ENERGYSOLUTIONS INC          Depositary Sh  292756202     112   5,000 SH         OTHER              5,000
ENTERGY CORP NEW                Common      29364G103   2,301  19,100 SH         OTHER                            19,100
ENTERPRISE PRODS PARTNERS       Common      293792107     295  10,000 SH         OTHER                            10,000
EXELON CORP                     Common      30161N101   4,507  50,100 SH         OTHER                            50,100
FIRSTENERGY CORP                Common      337932107   2,470  30,000 SH         OTHER                            30,000
FLUOR CORP NEW                  Common      343412102     186   1,000 SH         OTHER              1,000
FPL GROUP INC                   Common      302571104     984  15,000 SH         OTHER                            15,000
GOOGLE INC                       CL A       38259P508     132     250 SH         OTHER                250
GREAT PLAINS ENERGY INC         Common      391164100   1,264  50,000 SH         OTHER                            50,000
LEVEL 3 COMMUNICATIONS INC      Common      52729N100      30  10,000 SH         OTHER             10,000
MGE ENERGY INC                  Common      55277P104   1,731  53,077 SH         OTHER                            53,077
MICROSOFT CORP                  Common      594918104     138   5,000 SH         OTHER              5,000
MIDDLESEX WATER CO              Common      596680108     124   7,481 SH         OTHER                             7,481
NORTHWESTERN CORP               Com New     668074305   2,783 109,500 SH         OTHER                           109,500
PEABODY ENERGY CORP             Common      704549104     132   1,500 SH         OTHER                             1,500
PPL CORP                        Common      69351T106   6,262 119,800 SH         OTHER                           119,800
PRAXAIR INC                     Common      74005P104     236   2,500 SH         OTHER              2,500
PRIDE INTL INC DEL              Common      74153Q102     236   5,000 SH         OTHER              5,000
PROGRESS ENERGY INC             Common      743263105   2,719  65,000 SH         OTHER                            65,000
PUBLIC SVC ENTERPRISE GROUP     Common      744573106   4,593 100,000 SH         OTHER                           100,000
QUALCOMM INC                    Common      747525103     111   2,500 SH         OTHER              2,500
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886   2,035  50,000 SH  PUT    OTHER                            50,000
SELECT SECTOR SPDR TR        SBI INT-UTILS  81369Y886   2,035  50,000 SH  PUT    OTHER                            50,000
SEMPRA ENERGY                   Common      816851109   3,669  65,000 SH         OTHER                            65,000
SHAW GROUP INC                  Common      820280105      62   1,000 SH         OTHER              1,000
SIERRA PAC RES NEW              Common      826428104   1,207  95,000 SH         OTHER                            95,000
SPECTRA ENERGY CORP             Common      847560109   1,150  40,000 SH         OTHER                            40,000
SUNCOR ENERGY INC               Common      867229106     145   2,500 SH         OTHER              2,500
TECO ENERGY INC                 Common      872375100   3,786 176,200 SH         OTHER              5,000        171,200
TRANSOCEAN INC NEW                SHS       G90073100     381   2,500 SH         OTHER              2,500
TRINITY INDS INC                Common      896522109      87   2,500 SH         OTHER              2,500
UNISOURCE ENERGY CORP           Common      909205106   2,254  72,700 SH         OTHER                            72,700
VECTREN CORP                    Common      92240G101   2,419  77,500 SH         OTHER                            77,500
WAL-MART STORES INC             Common      931142103     281   5,000 SH         OTHER              5,000
                                                       76,170
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